Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Inventories

	12.31.2019	12.31.2018
Crude oil	3,905	4,150
Oil products	2,274	2,758
Intermediate products	586	610
Natural gas and Liquefied Natural Gas (LNG)	173	122
Biofuels	28	150
Fertilizers	28	78

Total products	6,994	7,868
Materials, supplies and others	1,195	1,119

Total	8,189	8,987